Royalties, mining and income tax, and deferred tax (Tables)	12 Months Ended
Dec. 31, 2025
Mining and income tax
Schedule of royalty tax expense

Figures in million – SA rand	2025	2024	2023
Current charge	(1,219)	(543)	(1,050)
SA gold royalties	(202)	(115)	(115)
SA PGM royalties	(785)	(212)	(804)
Australian royalties	(232)	(216)	(131)
Prior year royalty tax adjustment	74	—	—
Total royalties	(1,145)	(543)	(1,050)

Schedule of mining and income tax expense	The components of mining and income tax are as follows:

Figures in million – SA rand	Note	2025	2024	2023
Current tax		(2,418)	(1,418)	(3,178)
Mining tax		(2,075)	(752)	(2,960)
Non-mining tax		(157)	(427)	(370)
Company and withholding tax		(186)	(239)	152
Deferred tax	11.3	(1,910)	(78)	5,594
Deferred tax charge		(1,796)	(333)	6,277
Prior year adjustment		(11)	(109)	43
Deferred tax rate adjustment[1]		(103)	364	(726)
Total mining and income tax		(4,328)	(1,496)	2,416
1The deferred tax rate adjustment in South Africa and the US was:

Figures in million – SA rand	2025	2024	2023
South Africa	(102)	570	(731)
United States	(1)	(206)	5
Deferred tax rate adjustment	(103)	364	(726)
The change in the estimated long-term deferred tax rate at which the temporary differences are expected to reverse as a result of applying the mining tax formula at the
SA gold operations amounted to a deferred tax charge of R102 million for the year ended 31 December 2025 (2024: benefit of R570 million, 2023: charge of R731 million, which included a partial offset resulting from the change in the South African corporate tax rate from 28% to 27% from 1 January 2023)

Schedule of reconciliation of the Group's mining and income tax to the South African statutory company tax rate	Reconciliation of the Group’s mining and income tax to the South African statutory company tax rate of 27%.

Figures in million – SA rand	2025	2024	2023
Tax on loss/(profit) before tax at maximum South African statutory company tax rate (27%)	111	1,138	10,758
South African gold mining tax formula rate adjustment	(169)	41	236
US state tax adjustment	24	365	1,121
US statutory tax rate adjustment	(27)	(40)	(2,176)
Non-taxable Section 45X credit	1,670	—	—
Non-deductible amortisation and depreciation	—	—	(2)
Non-taxable dividend received	6	—	1
Non-deductible finance expense	(101)	(320)	(180)
Non-deductible share-based payments	(11)	(7)	(7)
Non taxable gain/(non-deductible loss) on fair value of financial instruments	40	1,196	(101)
Non-taxable gain on acquisition	—	—	243
(Non-deductible loss)/non-taxable gain on foreign exchange differences	(13)	(10)	463
Non-taxable share of results of equity-accounted investees	94	59	(317)
(Non-deductible impairments)/non-taxable reversal of impairments	(13)	—	(2,392)
Non-deductible transaction and project costs	(1,048)	(62)	(158)
Tax adjustment in respect of prior periods	(46)	(81)	10
Net other non-taxable income and non-deductible expenditure	592	(210)	(272)
Change in estimated deferred tax rate	(103)	364	(726)
Unrecognised or derecognised deferred tax assets[1]	(5,334)	(3,929)	(4,085)
Mining and income tax	(4,328)	(1,496)	2,416
Effective tax rate	(1053%)	(36%)	6%
1The amount for the year ended 31 December 2025 relates mainly to unrecognised deferred tax assets at the Stillwater of R1,709 million, Keliber of R2,189 million,
Sandouville of R447 million, Burnstone of R304 million and Cooke of R319 million. The amount for the year ended 31 December 2024 related mainly to unrecognised deferred tax assets at the US PGM operations of R3,503 million and Cooke of R344 million. The amount for the year ended 31 December 2023 related mainly to unrecognised deferred tax assets at Sandouville nickel refinery of R1,358 million, Century of R1,319 million, Burnstone of R436 million, Cooke of R278 million and SGL of
R384 million

Schedule of deferred tax

Figures in million – SA rand	Notes	2025	2024	2023
Included in the statement of financial position as follows:
Deferred tax assets		(2,093)	(2,451)	(1,942)
Deferred tax liabilities		6,470	4,757	4,176
Net deferred tax liabilities		4,377	2,306	2,234
Reconciliation of the deferred tax balance:
Balance at beginning of the year		2,306	2,234	6,918
Deferred tax on acquisition of subsidiaries	16.1	197	—	348
Loss on remeasurement of previous interest in joint operation		—	—	21
Derecognition with deemed disposal of interest in joint operation		—	—	(142)
Deferred tax recognised in profit or loss	11.2	1,910	78	(5,594)
Deferred tax recognised in other comprehensive income		(51)	7	58
Foreign currency translation		15	(13)	625
Balance at end of the year		4,377	2,306	2,234

Schedule of components of net deferred tax liabilities	The detailed components of the net deferred tax liabilities which result from the differences between the amounts of assets and liabilities recognised for financial reporting and tax purposes are:

Figures in million – SA rand	2025	2024	2023
Deferred tax liabilities
Mining assets	14,409	12,821	9,387
Environmental rehabilitation obligation funds	667	888	973
US$ Convertible bond	—	—	349
Other	939	692	939
Gross deferred tax liabilities[1]	16,015	14,401	11,648
Deferred tax assets
Environmental rehabilitation obligation	(1,509)	(1,724)	(1,583)
Occupational healthcare obligation	(105)	(86)	(91)
Other payables and provisions[2]	(2,917)	(2,432)	(2,047)
Derivative financial instrument	—	—	(349)
Financial instruments	—	(307)	(416)
Tax losses and unredeemed capital expenditure	(6,769)	(7,473)	(4,857)
Share-based payment obligation	(338)	(73)	(71)
Gross deferred tax assets[3]	(11,638)	(12,095)	(9,414)
Net deferred tax liabilities	4,377	2,306	2,234
1The aggregate amount of temporary differences associated with investments in subsidiaries, for which no deferred tax liabilities have been recognised under the IAS 12.39 exemption at 31 December 2025, amounts to zero (2024: R956 million and 2023: R811 million)
2This includes other payables such as lease liabilities as well as employee-related liabilities. No deferred tax asset was recognised for the onerous contract provision due to the low probability of future taxable profits for the Sandouville nickel refinery
3The amount of deductible temporary differences, unused tax losses as well as unredeemed capital expenditure for which no deferred tax asset is recognised, amounted to R99,496 million (2024: R87,331 million and 2023: R68,868 million ). The amount of capital losses for which no deferred tax asset was recognised amounted to R7,425 million
(2024: R5,686 million, 2023: R6,157 million). Tax losses are available to be utilised against income generated by the relevant tax entity and do not expire unless the tax entity concerned ceases to operate for a period of longer than one year for the South African operations. Under South African mining tax ring-fencing legislation, each tax entity is treated separately and as such these deductions can only be utilised by the tax entities in which the deductions have been generated. Tax losses are also available to be utilised against income generated by the relevant tax entity in France and Australia and do not expire. In Canada, tax losses expire after 20 years

Schedule of tax and royalties receivables and payables

Figures in million – SA rand	Note	2025	2024	2023
Included in the statement of financial position as follows:
Tax, carbon tax and royalties receivable		(438)	(863)	(973)
Tax, carbon tax and royalties payable		616	342	743
Non-current portion of tax, carbon tax and royalties payable		14	13	64
Current portion of tax, carbon tax and royalties payable		602	329	679
Net tax, carbon tax and royalties receivable		178	(521)	(230)

Reconciliation of the net tax, carbon tax and royalties receivable balance:
Balance at beginning of the year		(521)	(230)	(619)
Royalties, carbon tax and current tax		3,563	1,963	4,230
Royalties, carbon tax and tax paid		(2,864)	(2,236)	(4,131)
Royalties and carbon tax paid		(1,320)	(784)	(922)
Royalties and carbon tax refunded		431	—	—
Tax paid		(2,464)	(1,452)	(3,209)
Tax refunded		489	—	—
Tax payable on acquisition of subsidiaries	16.1	38	—	285
Other		(61)	—	10
Foreign currency translation		23	(18)	(5)
Balance at end of the year		178	(521)	(230)